Note 9 - Short-term Investments	12 Months Ended
Dec. 31, 2015
Short-term Investments [Abstract]
Short Term Investments [Text Block]
9.	SHORT-TERM INVESTMENTS

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result the Group has determined the valuation of its trading securities falls within Level 1 of the fair value hierarchy. As of December 31, 2014 and 2015, the Group did not hold any trading securities. For the year ended December 31, 2013, 2014 and 2015, the Group recognized a loss from the trading securities of nil, $47,941 and $18,396 in the consolidated statement of comprehensive income, respectively.

The Group measured the available-for-sale securities at the fair value shown by the financial institution which the Group believes a Level 2 valuation.

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2014 and 2015, respectively:

	December 31,
	2014	2015
Beginning balance	$-	$-
Purchases	90,205,903	105,334,483
Redemption	(90,323,594)	(105,560,595)
Realized gain	106,392	234,421
Exchange difference	11,299	(8,309)
Ending balance	$-	$-

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2014 and 2015, respectively. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2015
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$105,560,595	$105,334,483	$234,421	$(8,309)
Total	$105,560,595	$105,334,483	$234,421	$(8,309)

	Year ended December 31, 2014
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$90,323,594	$90,205,903	$106,392	$11,299
Total	$90,323,594	$90,205,903	$106,392	$11,299

The fair values of trading securities and available-for-sale securities as measured, and held-to-maturity securities as disclosed are further discussed in Note 10.